Warrants and Safe Agreements (Details) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Sep. 05, 2023 $ / shares	Feb. 14, 2023 $ / shares	Feb. 13, 2023 $ / shares shares
Warrants and Safe Agreements (Details) [Line Items]
Business acquisition, warrants assumed									23,332,500
Period before warrants become exercisable				30 days
Warrant term		5 years		5 years
Redemption price		0.01		0.01
Period in which stock must reach mandatory closing price				20 days
Maximum period in which stock can reach mandatory closing price				30 days
Period for prior written notice before redemption				30 days
Number of business days notice prior to notice being sent				3 days
Warrants exercised (in Dollars) | $				$ 16,124
Warrant exercisable		4,705,883		4,705,883
Common stock exercise price (in Dollars per share) | $ / shares		$ 4.75		$ 4.75					$ 10
Initial fair value (in Dollars) | $		$ 9,300		$ 9,300
Aggregate gross proceeds (in Dollars) | $				20,000
Loss on issuance of securities (in Dollars) | $		$ (6,729)		(6,729)
Warrant liabilities (in Dollars) | $				$ (10,259)
Number of SAFE agreements				6
Simple agreements for future equity (in Dollars) | $	$ 18,300			$ 20,700		$ 18,314
SAFE agreements (in Dollars) | $				$ 2,400
Common Class A [Member]
Warrants and Safe Agreements (Details) [Line Items]
Closing price required to redeem warrants				18
Common stock exercise price (in Dollars per share) | $ / shares		$ 4.75		$ 4.75
Series A Preferred Warrants [Member]
Warrants and Safe Agreements (Details) [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares				11.5
Warrant exercise price (in Dollars per share) | $ / shares				$ 706,522
Public Warrants [Member]
Warrants and Safe Agreements (Details) [Line Items]
Warrant, exercise price (in Dollars per share) | $ / shares								$ 11.5
Warrants outstanding									16,487,500
Period before warrants can be transferred or sold				30 days
Warrants exercised				1,402,106
Private Warrants [Member]
Warrants and Safe Agreements (Details) [Line Items]
Warrants outstanding									6,845,000
Series A Preferred Warrants [Member]
Warrants and Safe Agreements (Details) [Line Items]
Warrant, exercise price (in Dollars per share) | $ / shares		$ 15		$ 15
Warrants outstanding		541,667		541,667
Warrant term		5 years		5 years
Warrants exercised				0
Series A Preferred Warrants [Member] | Common Class A [Member]
Warrants and Safe Agreements (Details) [Line Items]
Number of securities called by each warrant or right		1		1
Series A Warrants [Member]
Warrants and Safe Agreements (Details) [Line Items]
Warrant, exercise price (in Dollars per share) | $ / shares							$ 4.75
Series A Warrants [Member] | Common Class A [Member]
Warrants and Safe Agreements (Details) [Line Items]
Warrant, exercise price (in Dollars per share) | $ / shares							$ 4.75
Warrant exercisable		4,705,883		4,705,883
Series A [Member]
Warrants and Safe Agreements (Details) [Line Items]
Initial fair value (in Dollars) | $		$ 17,500		$ 17,500
Warrant decreased (in Dollars) | $				12,200
Series B [Member]
Warrants and Safe Agreements (Details) [Line Items]
Warrant decreased (in Dollars) | $				$ 4,300
Intuitive Machines, LLC [Member]
Warrants and Safe Agreements (Details) [Line Items]
Warrant, exercise price (in Dollars per share) | $ / shares									$ 11.5
Intuitive Machines, LLC [Member] | Common Class A [Member]
Warrants and Safe Agreements (Details) [Line Items]
Number of securities called by each warrant or right									1
Conversion of SAFE Agreements				2,066,667